February 8, 2016	Leonard A. Pierce

VIA EDGAR	+1 617 526 6440 (t) +1 617 526 5000 (f) leonard.pierce@wilmerhale.com

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Value Line Defensive Strategies Fund, a series of Value Line Funds Investment Trust (the “Trust”); SEC File Nos. 333-195856; 811-22965

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 5 to the Trust’s registration statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act to establish a new series of the Trust: Value Line Defensive Strategies Fund (the “Fund”). The Amendment includes the Fund’s Prospectus and Statement of Additional Information, Part C, and exhibits.

The Amendment is intended to become effective 75 days from the date of the filing.

In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Fund does not involve a master/feeder arrangement, (ii) the Fund is not a money market fund, (iii) shares of the Fund may be marketed through banks and/or savings and loan associations, and (iv) the Fund’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Fund may invest.

If you have any questions or comments concerning the Amendment, please contact me at (617) 526-6440.

Very truly yours,

/s/ Leonard A. Pierce

cc:	Peter Lowenstein, Esq.